Segment information (Tables)	12 Months Ended
Dec. 31, 2023
Operating Segments [Abstract]
Schedules of Revenue by Geographical Locations
The following table presents revenue on a geographic basis for the years ended December 31:

	2023	2022
	$	$
North America	137,592	108,703
Rest of World	43,247	34,209
	180,839	142,912

The following table presents property and equipment on a geographic basis as at December 31:

	2023	2022
	$	$
North America	621	948
Rest of World	1,487	1,676
	2,108	2,624

The following table presents ROU asset on a geographic as at December 31:

	2023	2022
	$	$
North America	624	906
Rest of World	718	1,132
	1,342	2,038